7. Intangible Assets (Details Narrative) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	€ 50,927	€ 41,700	€ 99,291	€ 128,381
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life			8 years
Website [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life			5 years